Other long-term payables	12 Months Ended
Dec. 31, 2024
Other long term payables [Abstract]
Disclosure of other long term payables [Text Block]
6.4. OTHER LONG-TERM PAYABLES
This heading mainly includes:
•Participating loans accruing interest granted by Spain’s Central Government to Autovía de Aragón concession in the Toll Roads Division totaling EUR 57 million at December 31, 2024 and EUR 53 million at December 31, 2023.
•Long-term loans from associates of the Toll Roads Division, amounting to EUR 4 million at December 31, 2024 and EUR 21 million at December 31, 2023.
•Debt owed by Dalaman International Airport to the administration for the concession fee, which amounted to EUR 247 million in the long term at the year-end (EUR 276 million at December 31, 2023).
•Net present value of contractual payments to the Department of Transportation in Virginia under the concession agreement on the I-66 project related to the transit funding payment and the support for corridor improvement, which amounted to EUR 915 million (EUR 865 million at December 31, 2023).